T. ROWE PRICE New Era Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
AGRICULTURE  0.6%
Agricultural Products  0.6%
Corteva  214,000 14,473
14,473
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $8,324 (1)(2)(3) 450,821 —
—
Total Agriculture 14,473
CHEMICALS  9.1%
Diversified Chemicals  1.6%
BASF (EUR)  361,410 18,057
DuPont de Nemours  259,700 20,231
38,288
Industrial Gases  4.8%
Air Liquide (EUR)  204,920 42,696
Linde  147,093 69,869
Nippon Sanso Holdings (JPY)  127,700 4,523
117,088
Specialty Chemicals  2.7%
PPG Industries  61,200 6,433
RPM International  126,357 14,895
Sherwin-Williams  98,215 34,008
Syensqo (EUR)  134,485 10,918
66,254
Total Chemicals 221,630
COMMODITY INDUSTRIALS  5.7%
Construction & Engineering  0.6%
Kajima (JPY)  131,200 3,824
SPIE (EUR)  180,479 9,757
13,581
Construction & Farm Machinery & Heavy Trucks  2.0%
Caterpillar  58,700 28,009
KION Group (EUR)  305,107 20,700
48,709
Construction Materials  2.5%
Heidelberg Materials (EUR)  112,866 25,513

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Holcim (CHF)  265,833 22,682
Knife River (3) 163,900 12,599
60,794
Industrial Machinery  0.6%
Interpump Group (EUR)  301,603 13,864
13,864
Total Commodity Industrials 136,948
ENERGY SERVICES & PROCESSORS  23.0%
Oil & Gas Drilling  0.4%
Precision Drilling (CAD) (3) 180,200 10,149
10,149
Oil & Gas Equipment & Services  6.4%
Baker Hughes  549,569 26,775
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(4) 10,108,939 5,459
Expro Group Holdings (3) 1,079,078 12,819
Kodiak Gas Services  286,003 10,574
Schlumberger  1,162,165 39,944
TechnipFMC  792,069 31,247
Tenaris, ADR  341,502 12,215
Weatherford International  284,800 19,489
158,522
Oil & Gas Refining & Marketing  7.4%
HF Sinclair  417,500 21,852
Marathon Petroleum  256,932 49,521
Neste (EUR)  735,116 13,507
Phillips 66  330,365 44,936
Valero Energy  311,296 53,001
182,817
Oil & Gas Storage & Transportation  8.8%
Enbridge  1,150,492 58,054
Kinder Morgan  500,596 14,172
ONEOK  393,800 28,736
South Bow (CAD) (5) 622,500 17,614
Targa Resources  202,149 33,868
Williams  1,025,600 64,972
217,416
Total Energy Services & Processors 568,904

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
EXPLORATION & PRODUCTION  15.6%
OUS Oil & Gas Exploration & Production  5.2%
Advantage Energy (CAD) (3) 1,014,500 8,317
Canadian Natural Resources (CAD)  1,464,066 46,814
Kelt Exploration (CAD) (3) 2,119,191 10,476
NuVista Energy (CAD) (3) 1,108,500 12,808
Tamarack Valley Energy (CAD)  1,148,800 4,994
Tourmaline Oil (CAD)  492,400 21,236
Var Energi (NOK)  1,907,897 6,370
Woodside Energy Group (AUD)  1,155,027 17,442
128,457
U.S. Mixed Exploration & Production  3.7%
EQT  566,187 30,818
Expand Energy  244,171 25,941
Range Resources  478,252 18,001
Viper Energy, Class A  416,203 15,907
90,667
U.S. Oil Exploration & Production  6.7%
ConocoPhillips  860,643 81,408
Diamondback Energy  186,427 26,678
EOG Resources  134,811 15,115
Ovintiv  498,200 20,117
Permian Resources  1,223,631 15,663
Vista Energy, ADR (3) 199,300 6,856
165,837
Total Exploration & Production 384,961
INTEGRATEDS  17.6%
Integrated Oil & Gas  17.6%
BP (GBP)  3,558,037 20,429
Chevron  687,331 106,736
Exxon Mobil  831,876 93,794
Galp Energia (EUR)  814,642 15,437
Shell (GBP)  3,008,267 107,218
Suncor Energy (CAD)  886,722 37,107
TotalEnergies (EUR)  889,760 54,194
Total Integrateds 434,915
MATERIALS  0.3%
Gold  0.3%
Zijin Gold International (HKD) (3) 464,600 7,200
Total Materials 7,200

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
METALS & MINING  17.8%
Coal & Consumable Fuels  5.0%
Cameco  466,584 39,128
Energy Fuels (3)(5) 1,185,500 18,197
Uranium Energy (3) 3,650,600 48,699
Warrior Met Coal  284,400 18,099
124,123
Diversified Metals & Mining  7.3%
Alcoa  295,970 9,734
Carpenter Technology  56,700 13,922
Champion Iron (AUD) (5) 3,420,911 10,571
Firefly Aerospace (3) 111,524 3,270
First Quantum Minerals (CAD) (3) 934,073 21,129
Freeport-McMoRan  745,101 29,223
Glencore (GBP)  5,053,106 23,273
Iluka Resources (AUD)  1,780,234 7,463
Ivanhoe Electric (3) 1,184,981 14,872
MP Materials (3) 125,383 8,409
NGEx Minerals (CAD) (3) 82,644 1,541
Southern Copper  104,019 12,624
Teck Resources, Class B  314,683 13,811
thyssenkrupp (EUR)  805,115 11,109
180,951
Precious Metals & Minerals  5.5%
Agnico Eagle Mines  172,020 28,996
Alamos Gold, Class A  306,900 10,698
Artemis Gold (CAD) (3) 673,600 17,662
Franco-Nevada (CAD)  117,445 26,141
OR Royalties (CAD)  858,200 34,397
Skeena Resources (CAD) (3) 643,300 11,847
Snowline Gold (CAD) (3) 775,786 6,188
135,929
Total Metals & Mining 441,003
OTHER  4.1%
Other Diversified Financial Services  0.2%
Talon Capital (3) 479,220 4,807
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $447 (1)(2)(3) 178,821 447
5,254
Paper & Forest Products  3.9%
International Paper  414,089 19,214

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Louisiana-Pacific  152,800 13,575
Packaging Corp. of America  95,208 20,749
Stora Enso, Class R (EUR)  1,426,116 15,694
UPM-Kymmene (EUR)  445,518 12,201
West Fraser Timber (CAD)  215,899 14,677
96,110
Total Other 101,364
UTILITIES  2.9%
Electric Utilities  2.0%
Constellation Energy  22,300 7,338
NextEra Energy  288,379 21,770
Southern  198,502 18,812
47,920
Independent Power Producers & Energy Traders  0.5%
NRG Energy  80,000 12,956
12,956
Multi-Utilities  0.4%
Ameren  97,337 10,160
10,160
Total Utilities 71,036
Total Common Stocks (Cost $1,739,317) 2,382,434
CONVERTIBLE PREFERRED STOCKS  2.9%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,048 (1)(2)(3) 165,071 —
Total Agriculture —
COMMODITY INDUSTRIALS  0.3%
Electrical Components & Equipment  0.3%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,551
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,587
Total Commodity Industrials 6,138

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY SERVICES & PROCESSORS  0.2%
Renewable Electricty  0.2%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $6,086 (1)(2)(3) 251,671 6,086
Total Energy Services & Processors 6,086
METALS & MINING  2.4%
Diversified Metals & Mining  2.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 5,559
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 30,566
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 5,756
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,589
Total Metals & Mining 58,976
Total Convertible Preferred Stocks (Cost $47,470) 71,200
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $234 (1)(2)(3)(4) 234,367 267
Total Energy Services & Processors 267
Total Preferred Stocks (Cost $234) 267
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 9,254 9
Total Short-Term Investments (Cost $9) 9

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 18,726,152 18,726
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 18,726
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 19,145,825 19,146
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 19,146
Total Securities Lending Collateral (Cost $37,872) 37,872
Total Investments in Securities  101.1%
(Cost $1,824,902) $ 2,491,782
Other Assets Less Liabilities (1.1)% (26,302)
Net Assets 100.0% $ 2,465,480

T. ROWE PRICE New Era Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $77,373 and represents 3.1% of net assets.
(3) Non-income producing
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of this security is on loan at September 30, 2025.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 195++
Totals $ —# $ — $ 195+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 65,857  ¤  ¤ $ 37,881
Total $ 37,881^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $195 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $37,881.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Era Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Era Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Era Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $3,003,000 for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,578,789 $ 797,739 $ 5,906 $ 2,382,434
Convertible Preferred Stocks — — 71,200 71,200
Preferred Stocks — — 267 267
Short-Term Investments 9 — — 9
Securities Lending Collateral 37,872 — — 37,872
Total $ 1,616,670 $ 797,739 $ 77,373 $ 2,491,782
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 7,609 $ 867 $ 447 $ (3,017) $ 5,906
Convertible Preferred Stocks 66,047 2,136 3,017 — 71,200
Preferred Stocks 267 — — — 267
Total $ 73,923 $ 3,003 $ 3,464 $ (3,017) $ 77,373

T. ROWE PRICE New Era Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$5,906 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.4x 1.4x Increase
Enterprise
value to
EBITDA
multiple
7.8x 7.8x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$71,200 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainity
5%
- 50%
11% Decrease
Market
comparable
Enterprise
value to
EBITDA
multiple
11.3x 11.3x Increase
Discount rate
for cost of
capital
25% 25% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F41-054Q3 09/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Preferred
Stocks
$ 267 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease